Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets valuation allowance	$ 9,419,000	$ 4,880,000
Loss carry forwards for federal tax purposes will expire	expire beginning in 2030.
Federal [Member]
NOL carry forwards	$ 20,910,000	11,818,000
State [Member]
NOL carry forwards	$ 10,246,000	$ 6,886,000